VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Australia: 23.0%
44,601,742	Aurelia Metals Ltd. ‡ #	$13,675,323
9,022,012	Dacian Gold Ltd. * #	8,376,161
76,289,934	Evolution Mining Ltd. ‡ #	232,586,974
45,450,631	Gold Road Resources Ltd. ‡ * #	38,112,666
27,483,824	Northern Star Resources Ltd. #	204,108,539
26,739,877	OceanaGold Corp. (CAD)	69,879,135
58,918,044	Perseus Mining Ltd. ‡ * #	27,723,298
32,781,636	Ramelius Resources Ltd. #	24,823,341
27,533,722	Regis Resources Ltd. ‡ #	90,773,075
37,060,773	Resolute Mining Ltd. * #	35,401,888
40,467,528	Saracen Mineral Holdings Ltd. * #	93,969,416
39,779,466	Silver Lake Resources Ltd. * #	25,023,564
38,154,861	St. Barbara Ltd. ‡ #	74,474,277
14,406,592	Westgold Resources Ltd. * #	24,261,459
		963,189,116
Canada: 50.2%
15,056,347	Alamos Gold, Inc. (USD)	87,326,813
39,135,266	B2Gold Corp. (USD) *	126,406,909
9,669,338	Centerra Gold, Inc. *	82,233,192
15,059,347	China Gold International Resources Corp. Ltd. * †	12,966,507
8,095,615	Continental Gold, Inc. *	22,501,407
8,142,181	Detour Gold Corp. *	119,611,345
7,367,511	Dundee Precious Metals, Inc. *	24,818,051
7,912,218	Eldorado Gold Corp. (USD) *	61,477,934
7,962,462	Endeavour Silver Corp. (USD) ‡ * †	17,676,666
9,837,898	First Majestic Silver Corp. (USD) * †	89,426,493
8,085,812	Fortuna Silver Mines, Inc. (USD) ‡ * †	24,985,159
8,980,572	Gold Standard Ventures Corp. (USD) * †	6,897,977
3,864,548	Golden Star Resources Ltd. (USD) * †	11,052,607
18,215,787	Great Panther Silver Ltd. (USD) ‡ *	12,847,595
6,849,012	Guyana Goldfields, Inc. *	4,862,592
23,607,510	IAMGOLD Corp. (USD) ‡ *	80,501,609
55,383,540	Kinross Gold Corp. (USD) *	254,764,284
3,389,239	MAG Silver Corp. (USD) * †	35,959,826
15,105,154	McEwen Mining, Inc. (USD) †	23,564,040
31,009,980	New Gold, Inc. (USD) *	31,320,080
12,193,867	Novagold Resources, Inc. (USD) *	74,016,773
7,122,845	Novo Resources Corp. * †	12,696,310
4,897,358	Osisko Gold Royalties Ltd. (USD) †	45,545,429
7,826,178	Osisko Mining, Inc. * †	18,501,463
11,349,810	Pan American Silver Corp. (USD) ‡	177,965,021
16,729,842	Pan American Silver Corp. (USD) * # (b)	6,642,764
8,519,045	Premier Gold Mines Ltd. *	12,032,186
7,817,370	Pretium Resources, Inc. (USD) * †	89,977,929
17,551,670	Roxgold, Inc. *	13,919,376
26,317,418	Royal Nickel Corp. *	7,354,565
8,518,293	Sandstorm Gold Ltd. (USD) * †	48,043,172
2,895,213	Seabridge Gold, Inc. (USD) * †	36,653,397
12,080,771	Semafo, Inc. *	38,778,910
9,846,734	Silvercorp Metals, Inc. ‡ †	38,226,747
6,504,249	SSR Mining, Inc. (USD) ‡ *	94,441,695
1,694,754	Sulliden Mining Capital, Inc. *	83,202
4,488,928	Teranga Gold Corp. *	16,545,293
3,398,625	Torex Gold Resources, Inc. *	42,149,111
6,658,295	Wesdome Gold Mines Ltd. *	30,022,675
50,903,085	Yamana Gold, Inc. (USD) ‡ †	161,871,810
		2,096,668,914
China / Hong Kong: 1.0%
10,932,000	Hengxing Gold Holding Co. Ltd. Reg S † #	6,634,529
19,287,400	Real Gold Mining Ltd. * # ∞	0
32,018,500	Zhaojin Mining Industry Co. Ltd. #	36,951,099
		43,585,628
Mexico: 2.5%
7,677,192	Industrias Penoles, SAB de CV	102,135,739
Monaco: 1.5%
3,354,851	Endeavour Mining Corp. (CAD) *	64,157,725
Peru: 5.0%
11,128,028	Cia de Minas Buenaventura SA (ADR)	168,923,465
15,579,926	Hochschild Mining Plc (GBP) #	39,374,164
		208,297,629
South Africa: 9.5%
35,090,749	Gold Fields Ltd. (ADR)	172,646,485
28,991,707	Harmony Gold Mining Co. Ltd. (USD) ‡ *	82,336,448
26,189,130	Sibanye Gold Ltd. (ADR) * †	141,421,302
		396,404,235
Turkey: 0.8%
2,849,170	Koza Altin Isletmeleri AS * #	32,975,135
United Kingdom: 2.4%
43,913,207	Centamin Plc #	68,132,894
12,010,331	Highland Gold Mining Ltd. #	31,918,130
		100,051,024
United States: 2.5%
9,277,363	Argonaut Gold, Inc. (CAD) ‡ *	14,714,851
9,270,039	Coeur Mining, Inc. *	44,588,888
3,635,349	Gold Resource Corp. ‡	11,087,814
19,845,590	Hecla Mining Co.	34,928,238
		105,319,791
UNITED STATES OF AMERICA (THE): 1.3%
13,762,975	Alacer Gold Corp. *	55,613,230
2,853,497	Patagonia Gold Corp. * #	107,760
		55,720,990
Total Common Stocks (Cost: $4,069,446,265)		4,168,505,926
MONEY MARKET FUND: 0.6% (Cost: $23,287,616)
23,287,616	Dreyfus Government Cash Management Fund - Institutional Shares	23,287,616
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $4,092,733,881)		4,191,793,542

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.9%
Repurchase Agreements: 2.9%
$3,555,525	Repurchase agreement dated 9/30/19 with BofA Securities, Inc., 2.30%, due 10/1/19, proceeds $3,555,752; (collateralized by various U.S. government and agency obligations, 1.13% to 2.25%, due 8/31/21 to 11/15/27, valued at $3,626,636 including accrued interest)	3,555,525
29,167,781	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.32%, due 10/1/19, proceeds $29,169,661; (collateralized by various U.S. government and agency obligations, 2.50% to 9.00%, due 6/1/24 to 10/1/49, valued at $29,751,149 including accrued interest)	29,167,781
12,553,829	Repurchase agreement dated 9/30/19 with Credit Agricole CIB, 2.30%, due 10/1/19, proceeds $12,554,631; (collateralized by various U.S. government and agency obligations, 2.05% to 4.38%, due 3/31/20 to 11/15/39, valued at $12,804,906 including accrued interest)	12,553,829
29,167,781	Repurchase agreement dated 9/30/19 with Daiwa Capital Markets America, Inc., 2.37%, due 10/1/19, proceeds $29,169,701; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 11/21/19 to 10/1/49, valued at $29,751,137 including accrued interest)	29,167,781
13,317,054	Repurchase agreement dated 9/30/19 with Deutsche Bank Securities, Inc., 2.40%, due 10/1/19, proceeds $13,317,942; (collateralized by various U.S. government and agency obligations, 1.88% to 2.75%, due 9/30/20 to 9/30/22, valued at $13,583,396 including accrued interest)	13,317,054
29,167,781	Repurchase agreement dated 9/30/19 with J.P. Morgan Securities LLC, 2.35%, due 10/1/19, proceeds $29,169,685; (collateralized by various U.S. government and agency obligations, 2.75% to 2.88%, due 5/31/23 to 10/31/23, valued at $29,751,139 including accrued interest)	29,167,781
5,866,100	Repurchase agreement dated 9/30/19 with Nomura Securities International, Inc., 2.40%, due 10/1/19, proceeds $5,866,491; (collateralized by various U.S. government and agency obligations, 2.53% to 7.00%, due 12/1/20 to 2/1/52, valued at $5,983,422 including accrued interest)	5,866,100
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $122,795,851)		122,795,851
Total Investments: 103.2% (Cost: $4,215,529,732)		4,314,589,393
Liabilities in excess of other assets: (3.2)%		(134,607,795)
NET ASSETS: 100.0%		$4,179,981,598

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

(b)	Contingent Value Right
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $112,091,314.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,116,046,456 which represents 26.7% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	0.5%	$21,029,888
Gold	84.9	3,561,570,556
Precious Metals & Minerals	2.9	120,720,404
Silver	11.1	465,185,078
Money Market Fund	0.6	23,287,616
	100.0%	$4,191,793,542

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2019 is set forth below:

Affiliates	Value 12/31/18	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19
Alacer Gold Corp.	$34,982,152	$18,528,564	$(36,361,604)	$9,930,663	$—	$28,533,455	$—	(a)
AngloGold Ashanti Ltd.	282,998,522	5,835,830	(312,202,250)	121,052,961	—	(97,685,063)	—
Argonaut Gold, Inc.	12,949,447	4,497,647	(7,610,658)	(681,252)	—	5,559,667	14,714,851
Aurelia Metals Ltd.	—	36,472,269	(7,757,063)	(2,390,578)	651,039	(12,649,305)	13,675,323
Centamin Plc	80,309,456	22,477,098	(43,615,416)	(6,736,178)	3,426,347	15,697,934	—	(a)
Cia de Minas Buenaventura SA	234,294,396	53,749,749	(108,619,555)	388,807	755,269	(10,889,932)	—	(a)
Coeur Mining, Inc.	45,523,338	16,361,473	(20,603,662)	(4,280,772)	—	7,588,511	—	(a)
Detour Gold Corp.	88,749,098	33,428,913	(63,082,083)	7,418,992	—	53,096,425	—	(a)
Eldorado Gold Corp.	25,343,959	16,173,776	(19,748,998)	938,252	—	38,770,945	—	(a)
Endeavour Silver Corp.	19,602,819	6,485,225	(8,949,208)	(845,432)	—	1,383,262	17,676,666
Evolution Mining Ltd.	231,124,387	71,187,632	(109,580,972)	36,908,226	5,082,843	2,947,701	—	(a)
First Majestic Silver Corp.	65,808,888	28,109,699	(37,996,425)	2,540,209	—	30,964,122	—	(a)
First Mining Gold Corp.	7,062,340	1,633,504	(8,092,517)	(16,153,544)	—	15,550,217	—
Fortuna Silver Mines, Inc.	35,792,404	9,250,575	(14,976,491)	(2,439,670)	—	(2,641,659)	24,985,159
Gold Fields Ltd.	169,028,988	57,985,777	(125,854,999)	27,404,440	2,074,036	44,082,279	—	(a)
Gold Resource Corp.	13,319,704	6,976,336	(5,745,443)	511,935	215,853	(3,974,718)	11,087,814
Gold Road Resources Ltd.	—	40,618,385	(181,861)	5,410	—	(2,329,268)	38,112,666
Great Panther Silver Ltd.	8,385,985	14,368,489	(6,741,803)	(1,944,031)	—	(1,221,045)	12,847,595
Harmony Gold Mining Co. Ltd.	52,794,763	29,604,122	(28,533,935)	5,149,831	—	23,321,667	82,336,448
Hecla Mining Co.	60,219,126	10,805,448	(22,432,987)	(9,991,174)	50,440	(3,672,175)	—	(a)
IAMGOLD Corp.	102,965,609	26,489,124	(41,269,211)	(1,400,093)	—	(6,283,820)	80,501,609
Kinross Gold Corp.	264,445,346	82,175,107	(183,153,741)	25,683,081	—	65,614,491	—	(a)
New Gold, Inc.	28,593,826	8,816,050	(14,636,476)	(13,771,720)	—	22,318,400	—	(a)
Northern Star Resources Ltd.	237,525,086	54,079,502	(117,329,024)	46,430,996	1,402,746	(16,598,021)	—	(a)
OceanaGold Corp.	119,830,727	26,354,464	(44,522,886)	(814,253)	295,764	(30,968,917)	—	(a)
Pan American Silver Corp.	139,336,545	170,320,197	(91,767,873)	(25,853,959)	1,345,219	(14,069,889)	177,965,021
Perseus Mining Ltd.	16,515,673	13,095,952	(11,809,521)	3,295,173	—	6,626,021	27,723,298
Premier Gold Mines Ltd.	12,902,867	4,483,739	(8,244,109)	(1,559,946)	—	4,449,635	—	(a)
Pretium Resources, Inc.	89,438,248	20,094,630	(46,086,310)	7,028,427	—	19,502,934	—	(a)
Ramelius Resources Ltd.	9,807,806	13,649,562	(13,085,184)	3,857,520	227,730	10,593,637	—	(a)
Regis Resources Ltd.	111,422,986	35,939,970	(54,734,206)	23,849,052	3,186,817	(25,704,727)	90,773,075
Sandstorm Gold Ltd.	51,768,258	12,976,627	(28,342,436)	7,332,736	—	4,307,987	—	(a)
Saracen Mineral Holdings Ltd.	97,789,867	36,825,669	(55,641,065)	38,333,056	—	(23,338,111)	—	(a)
Silver Lake Resources Ltd.	11,913,423	24,478,725	(14,867,722)	2,878,778	—	620,360	—	(a)
Silvercorp Metals, Inc.	24,544,468	10,503,648	(15,836,357)	1,734,281	140,169	17,280,707	38,226,747
SSR Mining, Inc.	94,896,804	29,294,655	(48,443,671)	21,121,198	—	(2,427,291)	94,441,695
St. Barbara Ltd.	107,983,269	54,910,789	(44,674,218)	4,193,605	1,870,343	(47,939,168)	74,474,277
Tahoe Resources, Inc.	65,108,273	784,105	(114,775,367)	695,506	—	48,187,483	—
Teranga Gold Corp.	17,350,543	5,601,451	(10,490,786)	312,641	—	3,771,444	—	(a)
Torex Gold Resources, Inc.	42,916,086	15,275,025	(28,056,403)	3,232,718	—	8,781,685	—	(a)
Yamana Gold, Inc.	147,920,842	46,219,225	(78,127,842)	6,537,959	1,074,762	39,321,626	161,871,810
	$3,263,266,324	$1,176,918,727	$(2,054,582,338)	$319,903,851	$21,799,377	$216,479,486	$961,414,054

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.